UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
 (Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600
San Diego, CA 92130
 (Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.19%
Austria - 1.17%
Erste Group Bank AG	331,266	$7,542,291
Brazil - 3.60%
Embraer SA Sponsored - ADR	459,844	9,987,812
Petroleo Brasileiro SA (a)	2,580,800	7,536,003
TIM Participacoes SA	379,600	797,653
TIM Participacoes SA Sponsored - ADR	460,334	4,856,524
		23,177,992
China - 1.26%
China Mobile Ltd.	701,500	8,105,282
Finland - 1.21%
Nokia OYJ (b)	1,361,291	7,753,186
France - 15.23%
Carrefour SA	495,950	12,198,260
Compagnie De Saint-Gobain SA	228,506	8,661,694
ENGIE SA	1,213,357	19,482,545
Orange SA (b)	796,410	12,950,086
Publicis Groupe SA	150,013	10,036,279
Renault SA	78,181	5,902,497
Sanofi	217,091	18,036,590
Schneider Electric SE	184,424	10,759,472
		98,027,423
Hong Kong - 1.36%
First Pacific Co. Ltd.	12,046,000	8,745,320
Ireland - 2.42%
CRH Plc	265,723	7,791,999
Willis Towers Watson Plc	62,517	7,771,488
		15,563,487
Italy - 4.83%
Eni SpA	1,147,284	18,479,581
ITALCEMENTI Fabbriche Riunite Cemento SpA - Bergamo (a)	183,438	2,149,712
Telecom Italia Rsp	13,337,053	8,580,812
Telecom Italia SpA (a)	2,281,374	1,873,722
		31,083,827
Japan - 18.29%
Canon, Inc.	322,600	9,210,297
Dai Nippon Printing Co. Ltd.	610,400	6,802,867
Daiichi Sankyo Co. Ltd.	506,402	12,303,093
Honda Motor Co. Ltd.	558,500	14,010,120
Mitsubishi Tanabe Pharma Corp.	485,900	8,779,333
Mitsubishi UFJ Financial Group, Inc.	1,973,700	8,847,808
MS&AD Insurance Group Holdings, Inc.	347,899	9,014,107
Nissan Motor Co. Ltd.	1,595,100	14,235,182
Sumitomo Mitsui Trust Holdings, Inc.	3,306,000	10,757,105
Taisho Pharmaceutical Holdings Co. Ltd.	87,200	9,176,052
Takeda Pharmaceutical Co. Ltd.	337,600	14,560,077
		117,696,041
Mexico - 1.67%
Cemex SAB de CV Sponsored - ADR (a)	1,740,169	10,736,843
Netherlands - 1.53%
AEGON NV	2,479,568	9,824,898
Russia - 3.26%
Oil Company LUKOIL PJSC	232,913	9,771,376
Oil Company LUKOIL PJSC Sponsored - ADR	141,477	5,903,835
Public Join-Stock Co. Gazprom	2,433,900	5,305,014
		20,980,225

South Korea - 5.18%
Hana Financial Group, Inc.	407,418	8,283,170
Hyundai Mobis Co. Ltd.	70,394	15,486,920
POSCO	53,971	9,560,994
		33,331,084
Spain - 1.73%
Repsol SA	870,239	11,155,536
Sweden - 1.51%
LM Ericsson Telefon AB - Class B	1,260,381	9,682,947
Switzerland - 4.88%
Credit Suisse Group AG	887,766	9,456,856
Swatch Group Ltd. Bearer	20,711	6,026,940
Swatch Group Ltd. Registered	62,955	3,605,286
Swiss Resources AG	43,542	3,802,976
UBS Group AG	656,486	8,518,296
		31,410,354
United Kingdom - 19.06%
Barclays Plc	4,237,784	7,881,837
BP Plc	3,121,005	18,268,950
G4S Plc	3,126,922	7,662,127
GlaxoSmithKline Plc	1,052,769	22,608,336
HSBC Holdings Plc	1,512,494	9,370,784
J Sainsbury Plc	2,805,752	8,740,494
Kingfisher Plc	1,510,597	6,488,175
Marks & Spencer Group Plc	2,346,067	10,047,143
Tesco Plc (a)	5,840,981	13,718,176
Wm Morrison Supermarkets Plc	7,117,891	17,868,875
		122,654,897
TOTAL COMMON STOCKS (Cost $679,314,065)		$567,471,633

PREFERRED STOCKS - 3.32%
Brazil - 2.12%
Petroleo Brasileiro Sponsored - ADR (a)	410,112	$2,382,751
Telefonica Brasil SA	626,500	8,546,284
Telefonica Brasil SA Sponsored - ADR	200,724	2,729,846
		13,658,881
Russia - 1.20%
Surgutneftegas OJSC	12,801,536	7,687,553
TOTAL PREFERRED STOCKS (Cost $20,916,370)		$21,346,434

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 5.72%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/16), due 07/01/16, 0.01%
[Collateralized by $36,835,000 US Treasury Note, 1.375%, 08/31/20,
(Market Value $37,571,700)] (proceeds $36,833,460)	$36,833,450	$36,833,450
TOTAL REPURCHASE AGREEMENTS (Cost $36,833,450)		$36,833,450

Total Investments (Cost $737,063,885) - 97.23%		$625,651,517
Other Assets in Excess of Liabilities - 2.77%		17,840,070
TOTAL NET ASSETS - 100.00%		$643,491,587

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 3 in the Notes to Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments by Industry
June 30, 2016 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.55%
Auto Components	2.41%
Automobiles	5.31%
Banks	8.19%
Building Products	1.35%
Capital Markets	2.79%
Commercial Services & Supplies	2.25%
Communications Equipment	2.71%
Construction Materials	3.21%
Diversified Financial Services	1.36%
Diversified Telecommunication Services	3.64%
Electrical Equipment	1.67%
Food & Staples Retailing	8.16%
Insurance	4.73%
Media	1.56%
Metals & Mining	1.49%
Multiline Retail	1.56%
Multi-Utilities	3.03%
Oil, Gas & Consumable Fuels	11.87%
Pharmaceuticals	13.27%
Specialty Retail	1.01%
Technology Hardware Storage & Peripherals	1.43%
Textiles, Apparel & Luxury Goods	1.50%
Wireless Telecommunication Services	2.14%
TOTAL COMMON STOCKS	88.19%
PREFERRED STOCKS
Diversified Telecommunication Services	1.76%
Oil, Gas & Consumable Fuels	1.56%
TOTAL PREFERRED STOCKS	3.32%
REPURCHASE AGREEMENTS	5.72%
TOTAL INVESTMENTS	97.23%
Other Assets in Excess of Liabilities	2.77%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.35%
Aerospace & Defense - 2.06%
Embraer SA	193,920	$1,051,610
Auto Components - 2.20%
Hyundai Mobis Co. Ltd.	5,110	1,124,217
Automobiles - 6.13%
Honda Motor Co. Ltd.	30,700	770,118
Hyundai Motor Co.	9,981	1,180,667
Nissan Motor Co. Ltd.	132,300	1,180,687
		3,131,472
Banks - 10.62%
Bank of America Corp.	58,097	770,947
Barclays Plc	251,809	468,339
Citigroup, Inc.	30,872	1,308,664
Erste Group Bank AG	23,760	540,970
HSBC Holdings Plc	86,666	536,946
PNC Financial Services Group, Inc.	9,560	778,088
Wells Fargo & Co.	21,496	1,017,406
		5,421,360
Beverages - 0.97%
PepsiCo, Inc.	4,668	494,528
Capital Markets - 7.53%
Bank of New York Mellon Corp.	26,440	1,027,194
Credit Suisse Group AG	70,806	754,255
State Street Corp.	19,363	1,044,053
UBS Group AG	78,609	1,019,999
		3,845,501
Communications Equipment - 3.19%
LM Ericsson Telefon AB - Class B	138,907	1,067,161
Nokia OYJ (b)	98,772	562,552
		1,629,713
Construction Materials - 1.00%
CRH Plc	17,484	512,697
Diversified Financial Services - 1.05%
Leucadia National Corp.	30,849	534,613
Diversified Telecommunication Services - 0.94%
Telecom Italia Rsp	743,546	478,384
Electric Utilities - 1.07%
Exelon Corp.	15,092	548,745
Electrical Equipment - 3.74%
Emerson Electric Co.	14,867	775,463
Schneider Electric SE	19,489	1,137,007
		1,912,470
Electronic Equipment, Instruments & Components - 1.90%
Corning, Inc.	47,263	967,946
Food & Staples Retailing - 5.74%
Carrefour SA	21,139	519,929
J Sainsbury Plc	234,951	731,921
Tesco Plc (a)	358,829	842,749
Wm Morrison Supermarkets Plc	332,380	834,412
		2,929,011

Health Care Providers & Services - 2.11%
Express Scripts Holding Co. (a)	14,243	1,079,620
Hotels, Restaurants & Leisure - 1.73%
Genting Malaysia Bhd.	798,600	882,985
Insurance - 2.60%
American International Group, Inc.	15,211	804,510
Swiss Resources AG	5,976	521,946
		1,326,456
Multiline Retail - 1.47%
Marks & Spencer Group Plc	174,894	748,992
Multi-Utilities - 1.95%
Engie SA	30,884	495,896
Engie SA Registered Shares (Prime De Fidelite 2017) (a)(d)	20,100	323,661
Engie SA Registered Shares (Prime De Fidelite 2018) (a)(d)	11,100	178,738
		998,295

Oil, Gas & Consumable Fuels - 10.98%
Apache Corp.	11,099	617,881
BP Plc	256,468	1,501,248
Eni SpA	51,677	832,374
Oil Company LUKOIL PJSC Sponsored - ADR	20,962	874,744
Public Join-Stock Co. Gazprom	169,770	370,037
Repsol SA	44,860	575,057
Total SA	17,427	835,733
		5,607,074
Pharmaceuticals - 13.39%
Daiichi Sankyo Co. Ltd.	32,400	787,162
GlaxoSmithKline Plc	94,000	2,018,661
Merck & Co., Inc.	21,071	1,213,900
Pfizer, Inc.	33,554	1,181,436
Sanofi	19,698	1,636,571
		6,837,730
Semiconductors & Semiconductor Equipment - 1.07%
Xilinx, Inc.	11,812	544,888
Software - 2.36%
Microsoft Corp.	23,575	1,206,333
Technology Hardware Storage & Peripherals - 3.70%
Samsung Electronics Co. Ltd.	983	1,224,180
Western Digital Corp.	14,130	667,784
		1,891,964
Wireless Telecommunication Services - 3.85%
America Movil SAB de CV Sponsored - Class L - ADR	41,946	514,258
China Mobile Ltd.	73,500	849,235
TIM Participacoes SA Sponsored - ADR	57,130	602,721
		1,966,214
TOTAL COMMON STOCKS (Cost $49,780,095)		$47,672,818

	Principal
	Amount	Value
CORPORATE BONDS - 1.04%
Oil, Gas & Consumable Fuels - 1.04%
Chesapeake Energy Corp.
8.000%, 12/15/2022 (Acquired 02/24/16, Cost $245,112) (c)	$626,000	$530,535
TOTAL CORPORATE BONDS (Cost $245,112)		$530,535

REPURCHASE AGREEMENTS - 6.60%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/16), due 07/01/16, 0.01%
[Collateralized by $3,115,000 US Treasury Note, 2.75%, 11/15/23,
(Market Value $3,442,075)] (proceeds $3,372,149)	$3,372,148	$3,372,148
TOTAL REPURCHASE AGREEMENTS (Cost $3,372,148)		$3,372,148

Total Investments (Cost $53,397,355) - 100.99%		$51,575,501
Liabilities in Excess of Other Assets - (0.99)%		(504,576)
TOTAL NET ASSETS - 100.00%		$51,070,925

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 3 in the Notes to Schedule of Investments.
(c)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market value of this security totals $530,535 which represents 1.04% of the Fund's net assets.

(d)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $502,399 or 0.98% of the Fund's net assets and are classified as Level 2 securities. See Note 2 of the Notes to Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments by Country
June 30, 2016 (Unaudited)

COMMON STOCKS
Austria	1.06%
Brazil	3.24%
China	1.66%
Finland	1.10%
France	10.04%
Ireland	1.00%
Italy	2.57%
Japan	5.36%
Malaysia	1.73%
Mexico	1.01%
Russia	2.44%
South Korea	6.91%
Spain	1.13%
Sweden	2.09%
Switzerland	4.50%
United Kingdom	15.04%
United States	32.47%
TOTAL COMMON STOCKS	93.35%
CORPORATE BONDS
United States	1.04%
TOTAL CORPORATE BONDS	1.04%
REPURCHASE AGREEMENTS	6.60%
TOTAL INVESTMENTS	100.99%
Liabilities in Excess of Other Assets	(0.99)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Income Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.77%
Automobiles - 2.13%
Honda Motor Co. Ltd.	700	$17,560
Banks - 6.43%
BB&T Corp.	377	13,425
HSBC Holdings Plc	2,011	12,459
PNC Financial Services Group, Inc.	176	14,325
Wells Fargo & Co.	268	12,684
		52,893
Beverages - 2.70%
Diageo Plc	567	15,840
PepsiCo, Inc.	60	6,356
		22,196
Capital Markets - 3.86%
Bank of New York Mellon Corp.	280	10,878
UBS Group AG	1,609	20,878
		31,756
Communications Equipment - 3.63%
LM Ericsson Telefon AB - Class B	2,502	19,222
Nokia OYJ	1,875	10,679
		29,901
Construction Materials - 1.08%
CRH Plc	303	8,885
Diversified Telecommunication Services - 2.66%
Telefonica Brasil SA	1,890	21,887
Electric Utilities - 4.93%
Companhia Paranaense de Energia	3,600	22,279
Enersis Chile SA	67,326	7,934
Exelon Corp.	285	10,363
		40,576
Electrical Equipment - 5.42%
Emerson Electric Co.	417	21,751
Schneider Electric SE	392	22,869
		44,620
Food & Staples Retailing - 6.37%
J Sainsbury Plc	3,955	12,321
Tesco Plc (a)	5,778	13,570
Wal-Mart Stores, Inc.	178	12,998
Wm Morrison Supermarkets Plc	5,400	13,556
		52,445
Household Products - 1.18%
Procter & Gamble Co.	115	9,737
Insurance - 1.57%
Swiss Resources AG	148	12,926
Multiline Retail - 1.57%
Marks & Spencer Group Plc	3,014	12,908
Multi-Utilities - 2.65%
Engie SA	950	15,254
Engie SA Registered Shares (Prime De Fidelite 2018) (a)(b)	400	6,441
		21,695

Oil, Gas & Consumable Fuels - 12.92%
BP Plc	4,140	24,234
Chevron Corp.	170	17,821
Eni SpA	1,517	24,435
Royal Dutch Shell Plc - Class A	736	20,214
Total SA	408	19,566
		106,270
Pharmaceuticals - 15.69%
Daiichi Sankyo Co. Ltd.	400	9,718
GlaxoSmithKline Plc	1,437	30,860
Johnson & Johnson	180	21,834
Merck & Co., Inc.	345	19,875
Pfizer, Inc.	568	19,999
Sanofi	323	26,836
		129,122
Semiconductors & Semiconductor Equipment - 1.82%
Xilinx, Inc.	325	14,992
Software - 2.29%
Microsoft Corp.	368	18,831
Specialty Retail - 1.53%
Kingfisher Plc	2,922	12,550
Technology Hardware Storage & Peripherals - 1.15%
Western Digital Corp.	200	9,452
Textiles, Apparel & Luxury Goods - 2.99%
Burberry Group Plc	796	12,382
LVMH Moet Hennessy Louis Vuitton SE	81	12,210
		24,592
Tobacco - 3.20%
British American Tobacco Plc	250	16,207
Imperial Tobacco Group Plc	187	10,142
		26,349
TOTAL COMMON STOCKS (Cost $729,697)		$722,143

PREFERRED STOCKS - 9.23%
Banks - 2.55%
Bank of America Corp., 4.000%	924	$21,002
Capital Markets - 5.05%
Goldman Sachs Group, Inc., 3.750%	1,031	21,259
Morgan Stanley, 4.000%	979	20,266
		41,525
Technology Hardware Storage & Peripherals - 1.63%
Samsung Electronics Co. Ltd.	13	13,411
TOTAL PREFERRED STOCKS (Cost $69,253)		$75,938

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 13.03%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/16), due 07/01/16, 0.01%
[Collateralized by $110,000 US Treasury Note, 1.375%, 09/30/20,
(Market Value $112,200)] (proceeds $107,219)	$107,219	$107,219
TOTAL REPURCHASE AGREEMENTS (Cost $107,219)		$107,219

Total Investments (Cost $906,169) - 110.03%	$905,300
Liabilities in Excess of Other Assets - (10.03)%	(82,538)
TOTAL NET ASSETS - 100.00%	$822,762

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $6,441 or 0.78% of the Fund's net assets and is classified as a Level 2 security. See Note 2 of the Notes to Schedule of Investments.

Brandes Global Equity Income Fund
Schedule of Investments by Country
June 30, 2016 (Unaudited)

COMMON STOCKS
Brazil	5.37%
Chile	0.96%
Finland	1.30%
France	12.55%
Ireland	1.08%
Italy	2.97%
Japan	3.32%
Sweden	2.34%
Switzerland	4.11%
United Kingdom	25.18%
United States	28.59%
TOTAL COMMON STOCKS	87.77%
PREFERRED STOCKS
South Korea	1.63%
United States	7.60%
TOTAL PREFERRED STOCKS	9.23%
REPURCHASE AGREEMENTS	13.03%
TOTAL INVESTMENTS	110.03%
Liabilities in Excess of Other Assets	(10.03)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Opportunities Value Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.26%
Aerospace & Defense - 2.07%
Embraer SA Sponsored - ADR	4,666	$101,346
Auto Components - 2.80%
Hyundai Mobis Co. Ltd.	384	84,481
Tachi-S Co. Ltd.	3,600	52,937
		137,418
Automobiles - 2.83%
Honda Motor Co. Ltd.	2,900	72,747
Nissan Motor Co. Ltd.	7,400	66,040
		138,787
Banks - 8.20%
Bank of America Corp.	5,273	69,973
Barclays Plc	26,904	50,038
Citigroup, Inc.	2,302	97,582
Erste Group Bank AG	3,665	83,445
KB Financial Group, Inc.	1,667	47,403
Sberbank Of Russia OJSC	25,636	53,332
		401,773
Capital Markets - 2.89%
Credit Suisse Group AG	6,513	69,379
State Street Corp.	1,339	72,199
		141,578
Commercial Services & Supplies - 1.46%
De La Rue Plc	10,467	71,467
Communications Equipment - 0.97%
LM Ericsson Telefon AB - Class B	6,164	47,355
Construction & Engineering - 1.94%
Balfour Beatty Plc (a)	19,201	55,190
Sanki Engineering Co. Ltd.	5,000	39,855
		95,045
Construction Materials - 1.12%
Cemex SAB de CV Sponsored - ADR (a)	8,895	54,882
Distributors - 0.97%
D'Ieteren SA	1,094	47,534
Diversified Financial Services - 3.77%
First Pacific Co. Ltd.	109,340	79,380
Haci Omer Sabanci Holding AS	17,180	56,382
Leucadia National Corp.	2,832	49,078
		184,840
Diversified Telecommunication Services - 5.00%
APT Satellite Holdings Ltd.	72,550	50,985
Magyar Telekom Telecommunications Plc	25,652	40,233
Telecom Italia Rsp	77,160	49,643
Telefonica Brasil SA	9,000	104,224
		245,085
Electric Utilities - 3.18%
Companhia Paranaense de Energia	10,400	64,363
Reliance Infrastructure Ltd. - GDR	3,776	91,596
		155,959
Electrical Equipment - 2.54%
Futaba Corp.	2,500	47,625
Schneider Electric SE	1,316	76,777
		124,402

Food & Staples Retailing - 7.06%
Carrefour SA	1,968	48,405
J Sainsbury Plc	31,908	99,400
Tesco Plc (a)	33,525	78,737
Wm Morrison Supermarkets Plc	47,632	119,576
		346,118
Food Products - 2.02%
Marfrig Alimentos SA (a)	36,800	63,810
Savencia SA	573	35,012
		98,822
Health Care Equipment & Supplies - 0.84%
Syneron Medical Ltd. (a)	5,326	40,957
Household Durables - 3.42%
Consorcio ARA SAB de CV	196,744	70,702
Dorel Industries, Inc. - Class B (a)	1,721	45,797
MDC Holdings, Inc.	2,108	51,309
		167,808
Industrial Conglomerates - 0.97%
Italmobiliare SpA Rnc	1,664	47,366
Insurance - 0.91%
Willis Towers Watson Plc	357	44,379
Machinery - 2.51%
Briggs & Stratton Corp.	4,714	99,843
China Yuchai International Ltd.	2,127	23,014
		122,857
Metals & Mining - 1.22%
POSCO	338	59,877
Multiline Retail - 1.02%
Debenhams Plc	67,330	49,757
Multi-Utilities - 2.14%
Engie SA	2,121	34,057
Engie SA Registered Shares (Prime De Fidelite 2018) (a)(b)	4,400	70,851
		104,908
Oil, Gas & Consumable Fuels - 7.65%
BP Plc	14,384	84,197
Chesapeake Energy Corp. (a)	5,318	22,761
Eni SpA	4,855	78,201
Oil Company LUKOIL PJSC Sponsored - ADR	1,974	82,375
Petroleo Brasileiro SA (a)	15,040	43,917
Public Joint-Stock Co. Gazprom Sponsored - ADR	14,651	63,439
		374,890
Paper & Forest Products - 1.04%
Norbord, Inc.	2,594	50,717
Pharmaceuticals - 2.47%
GlaxoSmithKline Plc	5,630	120,905

Real Estate Management & Development - 1.99%
LSL Property Services Plc	14,966	48,613
St Joe Co. (a)	2,747	48,677
		97,290
Semiconductors & Semiconductor Equipment - 1.07%
NuFlare Technology, Inc.	1,100	52,435
Technology Hardware Storage & Peripherals - 2.81%
Samsung Electronics Co. Ltd.	61	75,967
Western Digital Corp.	1,309	61,863
		137,830
Textiles, Apparel & Luxury Goods - 0.72%
TSI Holdings Co. Ltd.	6,500	35,420
Wireless Telecommunication Services - 1.66%
Sistema JSFC	95,261	30,427
TIM Participacoes SA Sponsored - ADR	4,803	50,671
		81,098
TOTAL COMMON STOCKS (Cost $4,029,799)		$3,980,905

PREFERRED STOCKS - 6.30%
Automobiles - 2.02%
Hyundai Motor Co.	1,201	$98,955
Banks - 1.36%
Itausa - Investimentos Itau SA	28,608	66,793
Food & Staples Retailing - 1.21%
Companhia Brasileira de Distribuicao	4,100	59,465
Health Care Equipment & Supplies - 0.68%
Draegerwerk AG & Co. KGaA	543	33,148
Oil, Gas & Consumable Fuels - 1.03%
Petroleo Brasileiro Sponsored - ADR (a)	970	5,636
Surgutneftegas OJSC	75,003	45,040
		50,676
TOTAL PREFERRED STOCKS (Cost $289,146)		$309,037

REAL ESTATE INVESTMENT TRUSTS - 2.35%
Grivalia Properties Real Estate Investment Co. SA	5,673	$44,069
Macquarie Mexico Real Estate Management SA de CV	54,221	71,118
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $115,119)		$115,187

	Principal
	Amount	Value
CORPORATE BONDS - 2.17%
Oil, Gas & Consumable Fuels - 2.17%
Chesapeake Energy Corp.
6.625%, 8/15/2020	$86,000	$60,415
8.000%, 12/15/2022 (Acquired 02/08/16, Cost $22,448) (c)	54,000	45,765
TOTAL CORPORATE BONDS (Cost $62,533)		$106,180

Total Investments (Cost $4,496,597) - 92.08%		$4,511,309
Other Assets in Excess of Liabilities - 7.92%		387,885
TOTAL NET ASSETS - 100.00%		$4,899,194

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $70,851 or 1.45% of the Fund's net assets and is classified as a Level 2 security. See Note 2 of the Notes to Schedule of Investments.

(c)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market value of this security totals $45,765 which represents 0.93% of the Fund's net assets.

Brandes Global Opportunities Value Fund
Schedule of Investments by Country
June 30, 2016 (Unaudited)

COMMON STOCKS
Austria	1.70%
Belgium	0.97%
Brazil	8.74%
Canada	1.97%
China	1.51%
France	5.41%
Hong Kong	1.62%
Hungary	0.82%
India	1.87%
Israel	0.84%
Italy	3.58%
Japan	7.49%
Mexico	2.56%
Russia	4.69%
South Korea	5.46%
Sweden	0.97%
Switzerland	1.42%
Turkey	1.15%
United Kingdom	15.88%
United States	12.61%
TOTAL COMMON STOCKS	81.26%
PREFERRED STOCKS
Brazil	2.69%
Germany	0.68%
Russia	0.92%
South Korea	2.01%
TOTAL PREFERRED STOCKS	6.30%
REAL ESTATE INVESTMENT TRUSTS
Greece	0.90%
Mexico	1.45%
TOTAL REAL ESTATE INVESTMENT TRUSTS	2.35%
CORPORATE BONDS
United States	2.17%
TOTAL CORPORATE BONDS	2.17%
TOTAL INVESTMENTS	92.08%
Other Assets in Excess of Liabilities	7.92%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 77.08%
Argentina - 2.14%
Adecoagro SA (a)	585,363	$6,421,432
Arcos Dorados Holdings, Inc. - Class A (a)	3,480,073	16,599,948
		23,021,380
Austria - 1.98%
Erste Group Bank AG	935,571	21,301,155
Brazil - 10.09%
Banco do Brasil SA	2,097,450	11,100,037
Companhia Paranaense de Energia	768,910	4,758,563
Embraer SA Sponsored - ADR	1,026,739	22,300,771
Estacio Participacoes SA	4,167,800	21,939,888
Kroton Educacional SA	4,000,100	16,897,972
Marfrig Alimentos SA (a)	11,310,611	19,612,148
TIM Participacoes SA Sponsored - ADR	1,105,206	11,659,923
Viver Incorporadora e Construtora SA (a)	14,192	7,555
		108,276,857
Chile - 2.35%
Enersis Chile SA Sponsored - ADR	2,403,717	14,013,670
Sociedad Quimica Minera De Chile Sponsored - Class B - ADR	452,928	11,196,380
		25,210,050
China - 7.77%
Bosideng International Holdings Ltd.	167,238,000	14,233,219
China Mobile Ltd.	2,373,900	27,428,552
China Yuchai International Ltd.	159,770	1,728,711
Dongfeng Motor Group Co. Ltd. - Class H	20,449,000	21,554,313
Weiqiao Textile Co. - Class H	11,976,377	9,084,014
Yingde Gases Group Co. Ltd.	25,785,500	9,418,333
		83,447,142
Colombia - 1.54%
Grupo Aval Acciones y Valores Grupo Sponsored - ADR	2,052,876	16,525,652
Czech Republic - 0.77%
O2 Czech Republic AS	934,049	8,311,782
Greece - 1.41%
Hellenic Telecommunications Organization SA	1,650,473	15,079,915
Hong Kong - 7.28%
Chow Tai Fook Jewellery Group Ltd.	24,175,400	17,371,057
First Pacific Co. Ltd.	26,015,899	18,887,380
Lifestyle International Holdings Ltd.	15,085,500	25,353,180
Luk Fook Holdings International Ltd.	7,475,000	16,523,914
		78,135,531
India - 1.83%
Reliance Infrastructure Ltd.	2,416,364	19,612,150
Indonesia - 1.64%
PT XL Axiata Tbk (a)	63,178,425	17,563,704
Luxembourg - 1.95%
Ternium SA Sponsored - ADR	1,099,086	20,948,580
Malaysia - 0.99%
Genting Malaysia Bhd.	9,658,500	10,679,081
Mexico - 3.00%
Cemex SAB de CV Sponsored - ADR (a)	3,994,684	24,647,200
Urbi Desarrollos Urbanos SA de CV (a)(b)(d)	13,687,865	10,548
Urbi Desarrollos Urbanos SA de CV - Certificates (a)(b)(d)	2,297,681,846	1,770,653
Urbi Desarrollos Urbanos SA de CV - Certificates (Acquired 05/23/16 through 06/24/16, Cost $5,596,564) (a)(b)(c)(d)	7,442,812,464	5,735,621
		32,164,022
Pakistan - 0.99%
Nishat Mills Ltd.	10,247,760	10,597,955
Panama - 2.93%
Banco Latinoamericano de Comercio Exterior SA - Class E	395,989	10,493,709
Copa Holdings SA - Class A	401,031	20,957,880
		31,451,589
Russia - 7.72%
Mobile TeleSystems PJSC	4,232,684	16,081,461
Mobile TeleSystems PJSC Sponsored - ADR	174,783	1,447,203
Oil Company LUKOIL PJSC Sponsored - ADR	609,372	25,429,093
Public Joint-Stock Co. Gazprom Sponsored - ADR	3,765,133	16,303,026
Sberbank of Russia OJSC Sponsored - ADR	2,699,294	23,564,838
		82,825,621
South Korea - 11.06%
Hana Financial Group, Inc.	677,649	13,777,207
Hyundai Mobis Co. Ltd.	121,635	26,760,114
KB Financial Group, Inc.	502,470	14,288,218
KIA Motors Corp.	407,443	15,352,208
POSCO	75,235	13,327,923
Samsung Electronics Co. Ltd.	17,438	21,716,436
Shinhan Financial Group Co. Ltd.	412,290	13,551,562
		118,773,668
Taiwan, Province of China - 1.08%
MediaTek, Inc.	1,518,000	11,599,885
Thailand - 1.98%
Bangkok Bank Plc - NVDR	2,256,700	10,216,118
Kasikornbank Plc - NVDR	2,281,300	11,077,768
		21,293,886

Turkey - 3.99%
Akbank TAS	4,340,472	12,440,306
Turkiye Garanti Bankasi Anonim Sirketi	4,263,531	11,261,828
Turkiye Vakiflar Bankasi Turk Anonim Ortakligi	12,137,591	19,060,891
		42,763,025
United Kingdom - 2.59%
Globaltrans Investment Plc Sponsored RegS - GDR	2,875,926	11,273,630
ITE Group Plc	5,541,410	10,549,165
Standard Chartered Plc	795,036	6,031,949
		27,854,744
TOTAL COMMON STOCKS (Cost $997,145,234)		$827,437,374

PREFERRED STOCKS - 12.58%
Brazil - 8.54%
Banco Bradesco SA	1,474,389	$11,552,586
Companhia Brasileira de Distribuicao	1,679,500	24,358,840
Companhia Brasileira de Distribuicao Sponsored - Class A - ADR	709,810	10,327,736
Companhia Paranaense de Energia - COPEL B	638,300	5,776,354
Companhia Paranaense de Energia Sponsored - Class B - ADR	1,325,010	11,898,590
Petroleo Brasileiro Sponsored - ADR (a)	2,457,146	14,276,018
Telefonica Brasil SA Sponsored - ADR	987,576	13,431,034
		91,621,158
Russia - 1.91%
Surgutneftegas OJSC	11,019,015	6,617,117
Surgutneftegas OJSC Sponsored - ADR	2,304,816	13,898,040
		20,515,157
South Korea - 2.13%
Hyundai Motor Co.	277,826	22,891,218
TOTAL PREFERRED STOCKS (Cost $174,892,592)		$135,027,533

REAL ESTATE INVESTMENT TRUSTS - 6.74%
Mexico - 3.43%
Fideicomiso PLA Administradora Industrial S de RL de CV	9,904,559	$16,853,821
Macquarie Mexico Real Estate Management SA de CV	15,231,262	19,977,830
		36,831,651
Thailand - 1.22%
Jasmine Broadband Internet Infrastructure	43,883,700	13,126,893
Turkey - 2.09%
Emlak Konut Gayrimenkul Yatirim Ortakligi AG	22,541,096	22,450,179
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $73,731,131)		$72,408,723

	Principal
	Amount	Value
CORPORATE BONDS - 0.01%
Brazil - 0.01%
Viver Incorporadora e Construtora SA
2.000%, 8/6/2016 (Acquired 09/30/13, Cost $1,488,955) (b)(c)	BRL 3,299,971	$70,678
TOTAL CORPORATE BONDS (Cost $1,488,955)		$70,678

REPURCHASE AGREEMENTS - 3.19%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/16), due 07/01/16, 0.01%
[Collateralized by $11,630,000 US Treasury Note, 1.375%, 08/31/20,
(Market Value $11,862,600)] (proceeds $11,630,003)	$11,630,000	$11,630,000
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/16), due 07/01/16, 0.01%
[Collateralized by $22,610,000 US Treasury Note, 1.375%, 09/30/20,
(Market Value $23,062,200)] (proceeds $22,608,618)	22,608,611	22,608,611
TOTAL REPURCHASE AGREEMENTS (Cost $34,238,611)		$34,238,611

Total Investments (Cost $1,281,496,523) - 99.60%		$1,069,182,919
Other Assets in Excess of Liabilities - 0.40%		4,285,311
TOTAL NET ASSETS - 100.00%		$1,073,468,230

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
(a)	Non-income producing security.
(b)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees.
These securities represent $7,587,500 or 0.71% of the Fund's net assets and, with the exception of Viver Incorporadora e Construtora SA, are classified as Level 3 securities. Viver Incorporadora e Construtora SA is considered a Level 2 security. See Note 2 in the Notes to Schedule of Investments.
(c)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act")
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market value of this security totals $5,806,299 which represents
0.54% of the Fund's net assets.
(d)	These securities have limited liquidity and represent $7,516,822 or 0.70% of the Fund's net assets and are classified as a Level 3 securities.
See Note 2 of the Notes to Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments by Industry
June 30, 2016 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.08%
Airlines	1.95%
Auto Components	2.49%
Automobiles	3.44%
Banks	18.14%
Chemicals	1.92%
Construction Materials	2.30%
Diversified Consumer Services	3.62%
Diversified Financial Services	1.76%
Diversified Telecommunication Services	2.18%
Electric Utilities	3.58%
Food Products	2.43%
Hotels, Restaurants & Leisure	2.54%
Household Durables	0.70%
Machinery	0.16%
Media	0.98%
Metals & Mining	3.19%
Multiline Retail	2.36%
Oil, Gas & Consumable Fuels	3.89%
Road & Rail	1.05%
Semiconductors & Semiconductor Equipment	1.08%
Specialty Retail	3.16%
Technology Hardware Storage & Peripherals	2.02%
Textiles, Apparel & Luxury Goods	3.16%
Wireless Telecommunication Services	6.90%
TOTAL COMMON STOCKS	77.08%
PREFERRED STOCKS
Automobiles	2.13%
Banks	1.08%
Diversified Telecommunication Services	1.25%
Electric Utilities	1.65%
Food & Staples Retailing	3.23%
Oil, Gas & Consumable Fuels	3.24%
TOTAL PREFERRED STOCKS	12.58%
REAL ESTATE INVESTMENT TRUSTS	6.74%
CORPORATE BONDS
Household Durables	0.01%
TOTAL CORPORATE BONDS	0.01%
REPURCHASE AGREEMENTS	3.19%
TOTAL INVESTMENTS	99.60%
Other Assets in Excess of Liabilities	0.40%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.21%
Belgium - 3.10%
D'Ieteren SA	889,799	$38,661,424
Brazil - 4.62%
Companhia Paranaense de Energia	1,468,720	9,089,485
Embraer SA	6,391,600	34,661,044
Marfrig Alimentos SA (a)	7,997,024	13,866,520
Viver Incorporadora e Construtora SA (a)	18,152	9,663
		57,626,712
Canada - 6.12%
Dorel Industries, Inc. - Class B (a)(f)	1,534,283	40,828,708
E-L Financial Corp. Ltd. (a)	12,114	6,493,243
Norbord, Inc. (g)	1,478,813	28,913,516
		76,235,467
China - 2.01%
APT Satellite Holdings Ltd.	14,885,250	10,460,666
Sinotrans Shipping Ltd. (a)	3,913,500	625,120
Weiqiao Textile Co. - Class H	18,429,000	13,978,292
		25,064,078
France - 0.94%
Savencia SA	191,944	11,728,373
Germany - 0.70%
Draegerwerk AG & Co. KGaA	156,726	8,726,083
Greece - 0.75%
GR Sarantis SA	1,005,596	9,362,946
Hong Kong - 0.85%
Dickson Concepts International Ltd.	10,889,500	3,747,691
Emperor Watch & Jewellery Ltd. (a)	312,680,000	6,901,079
		10,648,770
Hungary - 1.93%
Magyar Telekom Telecommunications Plc	15,336,018	24,053,017
India - 3.91%
NIIT Technologies Ltd.	1,956,109	14,915,850
Reliance Infrastructure Ltd.	4,164,040	33,796,968
		48,712,818
Ireland - 2.78%
C&C Group Plc	8,843,235	34,684,010
Israel - 1.95%
Israel Discount Bank Ltd. - Class A (a)	7,952,280	13,694,449
Syneron Medical Ltd. (a)	1,382,682	10,632,824
		24,327,273
Italy - 3.73%
Buzzi Unicem SpA	1,012,844	10,152,195
ITALCEMENTI Fabbriche Riunite Cemento SpA - Bergamo (a)	988,642	11,585,905
Italmobiliare SpA	155,200	5,439,148
Italmobiliare SpA Rnc	678,454	19,312,335
		46,489,583
Japan - 24.28%
Bank of Nagoya, Ltd.	2,138,000	6,673,958
Denki Kogyo Co. Ltd.	2,173,000	9,453,283
Fuji Machine Manufacturing Co. Ltd.	635,600	5,764,258
Fuji Media Holdings, Inc.	1,176,200	13,225,143
Funai Electric Co. Ltd.	1,632,700	14,388,364
Futaba Corp.	916,600	17,461,175
Hachijuni Bank Ltd.	4,449,600	19,379,206
Hibiya Engineering Ltd.	341,300	5,058,081
Hitachi Koki Co. Ltd.	2,636,700	15,769,609
Hosiden Corp.	2,200,050	13,678,093

Hyakugo Bank Ltd.	3,651,000	12,602,966
Kato Sangyo Co. Ltd.	820,600	19,237,001
Komori Corp.	1,761,700	19,719,231
Nippon Seiki Co. Ltd.	377,000	6,147,616
Noritsu Koki Co. Ltd.	1,660,900	11,507,339
NuFlare Technology, Inc.	311,700	14,858,250
Okinawa Electric Power Co., Inc.	480,300	10,071,229
Sanki Engineering Co. Ltd.	1,653,700	13,181,543
Sega Sammy Holdings, Inc.	1,130,900	12,179,907
Sintokogio Ltd.	1,666,300	12,476,034
Tachi-S Co. Ltd.	1,272,700	18,714,567
Torii Pharmaceutical Co. Ltd.	565,100	13,129,622
TSI Holdings Co. Ltd.	1,730,400	9,429,464
Tsutsumi Jewelry Co. Ltd.	283,700	5,564,316
Wakita & Co. Ltd.	467,700	3,087,476
		302,757,731
Mexico - 2.05%
Consorcio ARA SAB de CV	43,348,757	15,577,769
Desarrolladora Homex SAB de CV (a)	2,517,107	242,313
Urbi Desarrollos Urbanos SA de CV (a)(b)(e)	6,089,400	4,693
Urbi Desarrollos Urbanos SA de CV - Certificates (a)(b)(e)	869,020,589	669,689
Urbi Desarrollos Urbanos SA de CV - Certificates (Acquired 05/23/16 through 06/24/16, Cost $8,8,818,325) (a)(b)(c)(e)	11,839,243,598	9,123,624
		25,618,088
Philippines - 0.64%
First Philippine Holdings Corp.	5,541,060	7,991,092
Russia - 1.08%
Sistema JSFC	42,262,804	13,498,873
South Korea - 1.78%
Lotte Confectionery Co. Ltd.	17,084	2,899,615
Samchully Co. Ltd. (f)	208,685	19,245,791
		22,145,406
Turkey - 0.59%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	7,724,677	7,384,968
United Kingdom - 15.40%
Balfour Beatty Plc (a)	4,893,560	14,065,814
Clarkson Plc	372,763	11,020,814
Countrywide Plc	3,099,454	10,166,302
De La Rue Plc (f)	5,094,273	34,783,013
Debenhams Plc	28,252,223	20,878,369
ITE Group Plc	6,707,907	12,769,822
LSL Property Services Plc	4,027,708	13,083,067
McBride Plc (a)	4,422,899	9,170,581
Premier Foods Plc (a)	13,874,444	7,619,058
Spirent Communications Plc	14,481,089	15,663,411
Wm Morrison Supermarkets Plc	17,015,273	42,715,432
		191,935,683
TOTAL COMMON STOCKS (Cost $1,020,722,223)		$987,652,395

PREFERRED STOCKS - 2.17%
Brazil - 1.35%
Companhia Paranaense de Energia - COPEL B	1,866,100	$16,887,440
Germany - 0.82%
Draegerwerk AG & Co. KGaA	167,487	10,224,225
TOTAL PREFERRED STOCKS (Cost $27,537,127)		$27,111,665

REAL ESTATE INVESTMENT TRUSTS - 3.66%
Greece - 1.30%
Grivalia Properties Real Estate Investment Co. SA	2,080,177	$16,159,404
Mexico - 0.52%
Macquarie Mexico Real Estate Management SA de CV	4,986,650	6,540,656
Spain - 1.84%
Hispania Activos Inmobiliarios SOCIMI SA	718,475	8,405,252
Lar Espana Real Estate SOCIMI SA	111,716	998,389
Merlin Properties SOCIMI SA	1,276,858	13,474,624
		22,878,265
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $48,236,370)		$45,578,325

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 0.31%
Brazil - 0.00%
Viver Incorporadora e Construtora SA
2.000%, 8/6/2016 (Acquired 09/30/13, Cost $512,591) (b)(c)	BRL 1,136,056	$24,332
Mexico - 0.31%
Desarrolladora Homex SA de CV Promissory Note
4.000%, 10/23/2022 (Acquired 10/23/15 through 06/06/16, Cost $4,261,018) (b)(c)(e)	$919,113	3,787,099
Urbi Desarrollos Urbanos SA de CV
8.500%, 4/19/2016 (a)(d)(e)	8,014,000	801
		3,787,900
TOTAL CORPORATE BONDS & NOTES (Cost $6,775,408)		$3,812,232

REPURCHASE AGREEMENTS - 13.96%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/16), due 07/01/16, 0.01%
[Collateralized by $148,235,000 US Treasury Note, 1.375%, 09/30/20,
(Market Value $151,199,700)] (proceeds $148,235,042)	$148,235,000	$148,235,000
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/16), due 07/01/16, 0.01%
[Collateralized by $24,895,000 US Treasury Note, 1.375%, 01/31/21,
(Market Value $25,392,900)] (proceeds $24,895,007)	24,895,000	24,895,000
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/16), due 07/01/16, 0.01%
[Collateralized by $890,000 US Treasury Note, 2.75%, 11/15/23,
(Market Value $983,450)] (proceeds $961,435)	961,435	961,435
TOTAL REPURCHASE AGREEMENTS (Cost $174,091,435)		$174,091,435

Total Investments (Cost $1,277,362,563) - 99.31%		$1,238,246,052
Other Assets in Excess of Liabilities - 0.69%		8,598,060
TOTAL NET ASSETS - 100.00%		$1,246,844,112

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $13,609,437 or 1.09% of the Fund's net assets and, with the exception of Viver Incorporadora e Construtora SA, are classified as Level 3 securities. Viver Incorporadora e Construtora SA is considered a Level 2 security. See Note 2 in the Notes to Schedule of Investments.

(c)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or were acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market value of these securities totals $12,935,055 which represents 1.04% of the Fund's net assets.

(d)	In default.
(e)
These securities have limited liquidity and represent $13,585,906 or 1.09% of the Fund's net assets and, with the exception of Urbi Desarrollos Urbanos SA de CV 8.500% 4/19/2016 ("Urbi Bond"), are classified as a Level 3 securities. Urbi Bond is classified as a Level 2 security. See Note 2 of the Notes to Schedule of Investments.

(f)	Affiliated issuer. See Note 5 in the Notes to Schedule of Investments.
(g)	All or a portion of this security is on loan. See Note 3 in the Notes to Schedule of Investments

Brandes International Small Cap Equity Fund
Schedule of Investments by Industry
June 30, 2016 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.78%
Auto Components	1.99%
Banks	4.20%
Beverages	2.78%
Commercial Services & Supplies	2.79%
Communications Equipment	2.01%
Construction & Engineering	2.59%
Construction Materials	3.29%
Distributors	3.10%

Diversified Telecommunication Services	2.77%
Electric Utilities	4.89%
Electrical Equipment	1.40%
Electronic Equipment, Instruments & Components	1.10%
Food & Staples Retailing	4.97%
Food Products	2.90%
Gas Utilities	1.54%
Health Care Equipment & Supplies	1.55%
Health Care Providers & Services	0.59%
Household Durables	6.48%
Household Products	0.74%
Industrial Conglomerates	0.44%
Insurance	0.52%
IT Services	1.20%
Leisure Products	0.98%
Machinery	4.31%
Marine	0.93%
Media	2.08%
Multiline Retail	1.67%
Paper & Forest Products	2.32%
Personal Products	0.75%
Pharmaceuticals	1.05%
Real Estate Management & Development	1.86%
Semiconductors & Semiconductor Equipment	1.19%
Specialty Retail	0.85%
Technology Hardware Storage & Peripherals	0.92%
Textiles, Apparel & Luxury Goods	2.33%
Trading Companies & Distributors	0.26%
Wireless Telecommunication Services	1.09%
TOTAL COMMON STOCKS	79.21%
PREFERRED STOCKS
Electric Utilities	1.35%
Health Care Equipment & Supplies	0.82%
TOTAL PREFERRED STOCKS	2.17%
REAL ESTATE INVESTMENT TRUSTS	3.66%
CORPORATE BONDS & NOTES
Household Durables	0.31%
TOTAL CORPORATE BONDS & NOTES	0.31%
REPURCHASE AGREEMENTS	13.96%
TOTAL INVESTMENTS	99.31%
Other Assets in Excess of Liabilities	0.69%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS -5.60%
Federal Home Loan Mortgage Corporation - 3.05%
Pool G1-8578, 3.000%, 12/1/2030	$2,449,976	$2,571,950
Pool G0-6018, 6.500%, 4/1/2039	43,331	49,778
Pool A9-3505, 4.500%, 8/1/2040	214,498	235,602
		2,857,330
Federal National Mortgage Association - 2.55%
Pool 634757, 5.500%, 3/1/2017	540	545
Pool 254631, 5.000%, 2/1/2018	49,005	50,333
Pool 934124, 5.500%, 7/1/2038	54,248	60,880
Pool MA0918, 4.000%, 12/1/2041	462,927	497,713
Pool AS6201, 3.500%, 11/1/2045	1,680,491	1,774,632
		2,384,103
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $5,145,316)		$5,241,433

OTHER MORTGAGE RELATED SECURITIES - 0.15%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities 2006-AR14 Trust
Series 2006-AR14, 6.072%, 10/25/2036 (c)	$2,438	$2,326
Near Prime Mortgage - 0.15%
Bear Stearns ALT-A Trust 2004-11
Series 2004-11, 1.133%, 11/25/2034 (c)	144,720	140,507
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $135,543)		$142,833

US GOVERNMENTS - 56.53%
Sovereign - 56.53%
United States Treasury Bond
4.750%, 2/15/2037	$475,000	$706,599
United States Treasury Note
3.375%, 11/15/2019	11,065,000	12,023,251
2.000%, 11/15/2021	17,211,000	18,041,293
2.000%, 2/15/2023	13,440,000	14,077,352
2.375%, 8/15/2024	7,450,000	8,019,225
		52,161,121
TOTAL US GOVERNMENTS (Cost $50,876,347)		$52,867,720

	Shares	Value
PREFERRED STOCKS - 1.05%
Technology Hardware - 1.05%
Pitney Bowes International Holdings, Inc., 6.125% (Acquired 10/24/12 through 02/10/15, Cost $999,581) (a)(c)	960	$981,300
TOTAL PREFERRED STOCKS (Cost $999,581)		$981,300

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.95%
Equipment - 0.04%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	$30,895	$34,602
Student Loan - 1.91%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 1.083%, 9/15/2033	300,000	258,727
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 0.963%, 12/15/2038	400,000	335,869
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 0.943%, 6/15/2039	1,025,000	895,644
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A, 0.893%, 12/15/2041	350,000	295,881
		1,786,121

TOTAL ASSET BACKED SECURITIES (Cost $1,842,496)		$1,820,723

CORPORATE BONDS - 28.66%
Banks & Thrifts - 4.21%
Citigroup, Inc.
6.125%, 11/21/2017	$885,000	$939,004
Fifth Third Bancorp
8.250%, 3/1/2038	175,000	261,587
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	445,000	508,906
JPMorgan Chase & Co.
7.900%, 4/29/2049	1,585,000	1,616,700
USB Capital IX
3.500%, Perpetual	750,000	613,125
		3,939,322
Building Materials - 0.71%
Owens Corning
6.500%, 12/1/2016	5,000	5,071
USG Corp.
6.300%, 11/15/2016	645,000	658,087
		663,158
Commercial Services & Supplies - 1.28%
ADT Corp.
3.500%, 7/15/2022	1,310,000	1,200,287
Diversified Financial Services - 1.95%
Bank of America Corp.
3.750%, 7/12/2016	395,000	395,190
Voya Financial, Inc.
5.500%, 7/15/2022	335,000	381,293
Wells Fargo & Co.
1.400%, 9/8/2017	625,000	626,923
7.980%, Perpetual	400,000	418,500
		1,821,906
Electric Utilities - 3.68%
Arizona Public Service Co.
8.750%, 3/1/2019	340,000	402,860
Commonwealth Edison Co.
5.950%, 8/15/2016	50,000	50,282
5.900%, 3/15/2036	175,000	233,080
DPL, Inc.
7.250%, 10/15/2021	455,000	436,800
FirstEnergy Corp.
7.375%, 11/15/2031	1,165,000	1,446,020
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (Acquired 11/26/12 through 09/04/13, Cost $434,862) (a)	420,000	466,725
Oncor Electric Delivery Co., LLC
7.000%, 9/1/2022	315,000	401,133
		3,436,900
Energy - 0.22%
Valero Energy Corp.
9.375%, 3/15/2019	170,000	203,154
Food, Beverage & Tobacco - 1.09%
Tesco Plc
5.500%, 11/15/2017 (Acquired 03/12/15 through 02/24/16, Cost $1,014,375) (a)	980,000	1,019,699
Forest Products & Paper - 0.45%
Sappi Papier Holding GmbH
7.750%, 7/15/2017 (Acquired 03/23/16 through 06/16/16, Cost $421,525) (a)	405,000	420,187
Health Care Providers & Services - 0.53%
Laboratory Corp. of America Holdings
3.750%, 8/23/2022	165,000	173,735
Tenet Healthcare Corp.
8.000%, 8/1/2020	315,000	322,481
		496,216

Homebuilders - 0.67%
PulteGroup, Inc.
5.500%, 3/1/2026	370,000	379,250
Toll Brothers Finance Corp.
4.875%, 11/15/2025	245,000	242,550
Urbi Desarrollos Urbanos SAB de CV
9.500%, 1/21/2020 (Acquired 04/17/13 through 02/17/15, Cost $292,050) (a)(b)(c)(d)	1,640,000	164
		621,964
Independent Power and Renewable Electricity Producers - 0.27%
Talen Energy Supply, LLC
6.500%, 5/1/2018	255,000	256,275
Insurance - 1.73%
American International Group, Inc.
6.400%, 12/15/2020	800,000	940,849
CNA Financial Corp.
7.350%, 11/15/2019	160,000	184,762
5.875%, 8/15/2020	135,000	152,164
Genworth Holdings, Inc.
7.700%, 6/15/2020	385,000	342,650
		1,620,425
Media - 0.32%
S&P Global, Inc.
5.900%, 11/15/2017	280,000	295,927
Metals & Mining - 2.39%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
8.500%, 12/15/2019	815,000	360,320
Royal Gold, Inc.
2.875%, 6/15/2019	625,000	668,750
Thompson Creek Metals Co., Inc.
9.750%, 12/1/2017	1,205,000	1,205,000
		2,234,070
Oil, Gas & Consumable Fuels - 6.27%
Anadarko Petroleum Corp.
6.375%, 9/15/2017	1,100,000	1,157,803
BP Capital Markets Plc
3.506%, 3/17/2025	810,000	852,690
Chesapeake Energy Corp.
6.625%, 8/15/2020	1,560,000	1,095,900
Exxon Mobil Corp.
2.397%, 3/6/2022	745,000	764,069
Kinder Morgan, Inc.
7.000%, 6/15/2017	195,000	203,078
4.300%, 6/1/2025	904,000	925,624
Occidental Petroleum Corp.
3.500%, 6/15/2025	405,000	427,973
Range Resources Corp.
5.000%, 3/15/2023	470,000	440,625
		5,867,762
Pharmaceutical - 0.98%
Valeant Pharmaceuticals International, Inc.
6.750%, 8/15/2018 (Acquired 09/03/13 through 11/05/15, Cost $933,573) (a)	945,000	914,288
Retail - 0.36%
Marks & Spencer Plc
7.125%, 12/1/2037 (Acquired 10/20/10 through 01/04/12, Cost $290,992) (a)(c)	285,000	340,524
Telecommunications - 1.55%
Telecom Italia Capital SA
6.999%, 6/4/2018	85,000	92,012
Telefonica Emisiones SAU
5.462%, 2/16/2021	135,000	154,021
6.221%, 7/3/2017	610,000	636,871

Sprint Communications, Inc.
9.000%, 11/15/2018 (Acquired 11/24/15, Cost $558,194) (a)	525,000	559,125
		1,442,029
TOTAL CORPORATE BONDS (Cost $26,487,810)		$26,794,093

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 3.28%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/16, due 07/01/16), 0.01%
[Collateralized by $2,835,000 US Treasury Note, 2.75%, 11/15/23,
(Market Value $3,132,675)] (proceeds $3,069,011)	$3,069,010	$3,069,010
TOTAL REPURCHASE AGREEMENTS (Cost $3,069,010)		$3,069,010

Total Investments (Cost $88,556,103) - 97.22%		$90,917,112
Other Assets in Excess of Liabilities - 2.78%		2,603,549
TOTAL NET ASSETS - 100.00%		$93,520,661

Percentages are stated as a percent of net assets.

(a)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $4,702,012 which represents 5.03% of the Fund's net assets.

(b) In default.
(c) These securities have limited liquidity and represent $1,464,821 or 1.57% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of Investments.
(d) Non-income producing security.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Credit Focus Yield Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal
	Amount	Value
US GOVERNMENTS - 33.88%
Sovereign - 33.88%
United States Treasury Note
3.375%, 11/15/2019	$5,485,000	$5,960,012
2.000%, 11/15/2021	2,690,000	2,819,771
2.000%, 2/15/2023	1,450,000	1,518,762
TOTAL US GOVERNMENTS (Cost $9,961,284)		$10,298,545

	Shares	Value
PREFERRED STOCKS - 2.03%
Technology Hardware - 2.03%
Pitney Bowes International Holdings, Inc., 6.125% (Acquired 10/24/12 through 02/10/15, Cost $617,719) (a)(c)	605	618,423
TOTAL PREFERRED STOCKS (Cost $617,719)		$618,423

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.57%
Equipment - 0.28%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	$77,236	$86,504
Student Loan - 2.29%
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 0.943%, 6/15/2039	505,000	441,269
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A, 0.893%, 12/15/2041	300,000	253,612
		694,881
TOTAL ASSET BACKED SECURITIES (Cost $755,296)		$781,385

CORPORATE BONDS - 57.44%
Banks & Thrifts - 8.04%
Citigroup, Inc.
6.125%, 11/21/2017	$500,000	$530,510
Fifth Third Bancorp
8.250%, 3/1/2038	65,000	97,161
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	320,000	365,955
JPMorgan Chase & Co.
7.900%, Perpetual	1,140,000	1,162,800
USB Capital IX
3.500%, Perpetual	350,000	286,125
		2,442,551
Building Materials - 1.13%
Owens Corning
6.500%, 12/1/2016	6,000	6,084
USG Corp.
6.300%, 11/15/2016	330,000	336,696
		342,780
Commercial Services & Supplies - 2.25%
ADT Corp.
3.500%, 7/15/2022	745,000	682,606
Computers & Peripherals - 2.51%
Apple, Inc.
2.400%, 5/3/2023	750,000	763,763
Diversified Financial Services - 4.89%
Bank of America Corp.
3.750%, 7/12/2016	490,000	490,235
Voya Financial, Inc.
5.500%, 7/15/2022	355,000	404,057
Wells Fargo & Co.
1.400%, 9/8/2017	350,000	351,077
7.980%, Perpetual	230,000	240,638
		1,486,007

Electric Utilities - 7.08%
Arizona Public Service Co.
8.750%, 3/1/2019	435,000	515,424
Commonwealth Edison Co.
5.950%, 8/15/2016	110,000	110,620
DPL, Inc.
7.250%, 10/15/2021	355,000	340,800
FirstEnergy Corp.
7.375%, 11/15/2031	380,000	471,663
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (Acquired 11/26/12 through 09/04/13, Cost $522,788) (a)	505,000	561,181
Oncor Electric Delivery Co., LLC
7.000%, 9/1/2022	120,000	152,813
		2,152,501
Energy - 0.81%
Valero Energy Corp.
9.375%, 3/15/2019	205,000	244,980
Food, Beverage & Tobacco - 1.90%
Tesco Plc
5.500%, 11/15/2017 (Acquired 03/12/15 through 02/24/16, Cost $574,574) (a)	555,000	577,482
Forest Products & Paper - 0.68%
Sappi Papier Holding GmbH
7.750%, 7/15/2017 (Acquired 06/16/16, Cost $208,286) (a)	200,000	207,500
Health Care Providers & Services - 1.52%
Laboratory Corp. of America Holdings
3.750%, 8/23/2022	240,000	252,704
Tenet Healthcare Corp.
8.000%, 8/1/2020	205,000	209,869
		462,573
Homebuilders - 1.13%
PulteGroup, Inc.
5.500%, 3/1/2026	205,000	210,125
Toll Brothers Finance Corp.
4.875%, 11/15/2025	135,000	133,650
Urbi Desarrollos Urbanos SAB de CV
9.500%, 1/21/2020 (Acquired 04/17/13 through 02/17/15, Cost $259,625) (a)(b)(c)(d)	1,225,000	123
		343,898
Independent Power & Renewable Electricity Producers - 0.73%
Talen Energy Supply, LLC
6.500%, 5/1/2018	220,000	221,100
Insurance - 3.85%
American International Group, Inc.
6.400%, 12/15/2020	485,000	570,390
CNA Financial Corp.
7.350%, 11/15/2019	125,000	144,345
5.875%, 8/15/2020	235,000	264,878
Genworth Holdings, Inc.
7.700%, 6/15/2020	215,000	191,350
		1,170,963

Media - 0.92%
S&P Global, Inc.
5.900%, 11/15/2017	265,000	280,074
Metals & Mining - 4.29%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
8.500%, 12/15/2019	405,000	179,055
Royal Gold, Inc.
2.875%, 6/15/2019	365,000	390,550
Thompson Creek Metals Co., Inc.
9.750%, 12/1/2017	735,000	735,000
		1,304,605
Oil, Gas & Consumable Fuels - 11.03%
Anadarko Petroleum Corp.
6.375%, 9/15/2017	540,000	568,376
BP Capital Markets Plc
3.506%, 3/17/2025	445,000	468,453
Chesapeake Energy Corp.
6.625%, 8/15/2020	1,010,000	709,525
Exxon Mobil Corp.
2.397%, 3/6/2022	435,000	446,134
Kinder Morgan, Inc.
7.000%, 6/15/2017	270,000	281,186
4.300%, 6/1/2025	353,000	361,444
Occidental Petroleum Corp.
3.500%, 6/15/2025	220,000	232,479
Range Resources Corp.
5.000%, 3/15/2023	305,000	285,938
		3,353,535
Pharmaceutical - 1.72%
Valeant Pharmaceuticals International, Inc.
6.750%, 8/15/2018 (Acquired 09/03/13 through 11/05/15, Cost $233,706) (a)	540,000	522,450
Telecommunications - 2.96%
Sprint Communications, Inc.
9.000%, 11/15/2018 (Acquired 11/24/15, Cost $308,336) (a)	290,000	308,850
Telecom Italia Capital SA
6.221%, 7/3/2017	335,000	349,757
6.999%, 6/4/2018	140,000	151,550
Telefonica Emisiones SAU
5.462%, 2/16/2021	80,000	91,272
		901,429
TOTAL CORPORATE BONDS (Cost $17,629,499)		$17,460,797

REPURCHASE AGREEMENTS - 3.05%
State Street Bank and Trust Repurchase Agreement, Dated (06/30/16), due 07/01/16, 0.01%
[Collateralized by $860,000 US Treasury Note, 2.75%, 11/15/23,
(Market Value $950,300)] (proceeds $926,290)	$926,290	$926,290
TOTAL REPURCHASE AGREEMENTS (Cost $926,290)		$926,290

Total Investments (Cost $29,890,088) - 98.97%		$30,085,440
Other Assets in Excess of Liabilities - 1.03%		312,462
TOTAL NET ASSETS - 100.00%		$30,397,902

Percentages are stated as a percent of net assets.

(a)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $2,796,009 which represents 9.20% of the Fund's net assets.

(b)	In default.
(c)	These securities have limited liquidity and represent $618,546 or 2.03% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of Investments.
(d)	Non-income producing security.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 3.80%
Federal Home Loan Mortgage Corporation - 2.18%
Pool G1-8578, 3.000%, 12/1/2030	$3,317,183	$3,482,331
Federal National Mortgage Association - 1.62%
Pool AS6201, 3.500%, 11/1/2045	2,445,998	2,583,022
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $6,012,476)		$6,065,353

OTHER MORTGAGE RELATED SECURITIES - 0.01%
Collateralized Mortgage Obligations - 0.01%
Wells Fargo Mortgage Backed Securities 2006-AR14 Trust
Series 2006-AR14, 6.072%, 10/25/2036 (Acquired 09/13/06, Cost $8,483) (c)	$8,479	$8,091
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $8,483)		$8,091

US GOVERNMENTS - 20.67%
Sovereign - 20.67%
United States Treasury Bond
4.750%, 2/15/2037	$1,535,000	$2,283,432
United States Treasury Note
2.000%, 11/15/2021	2,000,000	2,096,484
2.375%, 8/15/2024	15,750,000	16,953,394
2.000%, 2/15/2023	11,165,000	11,694,467
		30,744,345
TOTAL US GOVERNMENTS (Cost $31,032,427)		$33,027,777

	Shares	Value
PREFERRED STOCKS - 3.18%
Technology Hardware - 3.18%
Pitney Bowes International Holdings, Inc., 6.125% (Acquired 10/24/12 through 02/10/15, Cost $ 5,074,793) (a)(c)	4,969	$5,079,250
TOTAL PREFERRED STOCKS (Cost $5,074,793)		$5,079,250

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 4.21%
Student Loan - 4.21%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 1.083%, 9/15/2033	$1,500,000	$1,293,636
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 0.963%, 12/15/2038	1,865,000	1,565,988
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 0.943%, 6/15/2039	4,420,000	3,862,192
TOTAL ASSET BACKED SECURITIES (Cost $6,883,382)		$6,721,816

CORPORATE BONDS - 64.63%
Banks & Thrifts - 6.76%
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	$1,500,000	$1,715,415
JPMorgan Chase & Co.
7.900%, Perpetual	6,305,000	6,431,100
USB Capital IX
3.500%, Perpetual	3,250,000	2,656,875
		10,803,390
Building Materials - 1.81%
Owens Corning
6.500%, 12/1/2016	44,000	44,621
USG Corp.
6.300%, 11/15/2016	2,790,000	2,846,609
		2,891,230

Commercial Services & Supplies - 3.36%
ADT Corp.
3.500%, 7/15/2022	5,865,000	5,373,806
Diversified Financial Services - 4.33%
Voya Financial, Inc.
5.500%, 7/15/2022	2,220,000	2,526,777
Wells Fargo & Co.
1.400%, 9/8/2017	2,600,000	2,608,000
7.980%, Perpetual	1,700,000	1,778,625
		6,913,402
Electric Utilities - 6.61%
DPL, Inc.
7.250%, 10/15/2021	2,100,000	2,016,000
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	4,902,815
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (Acquired 11/26/12 through 09/04/13, Cost $3,388,547) (a)	3,275,000	3,639,344
		10,558,159
Energy - 1.00%
Valero Energy Corp.
9.375%, 3/15/2019	1,340,000	1,601,331
Food, Beverage & Tobacco - 2.84%
Tesco Plc
5.500%, 11/15/2017 (Acquired 03/12/15 through 02/24/16, Cost $4,518,496) (a)	4,365,000	4,541,822
Forest Products & Paper - 1.07%
Sappi Papier Holding GmbH
7.750%, 7/15/2017 (Acquired 05/23/16 through 06/16/16, Cost $1,712,317) (a)	1,645,000	1,706,687
Health Care Providers & Services - 1.85%
Laboratory Corp. of America Holdings
3.750%, 8/23/2022	1,250,000	1,316,170
Tenet Healthcare Corp.
8.000%, 8/1/2020	1,605,000	1,643,119
		2,959,289
Homebuilders - 1.68%
PulteGroup, Inc.
5.500%, 3/1/2026	1,615,000	1,655,375
Toll Brothers Finance Corp.
4.875%, 11/15/2025	1,040,000	1,029,600
Urbi Desarrollos Urbanos SAB de CV
9.500%, 1/21/2020 (Acquired 04/17/13 through 02/17/15, Cost $1,887,388) (a)(b)(c)(d)	9,235,000	924
		2,685,899
Insurance - 5.11%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	3,275,330
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	1,963,090
5.875%, 8/15/2020	1,250,000	1,408,929
Genworth Holdings, Inc.
7.700%, 6/15/2020	1,700,000	1,513,000
		8,160,349
Media - 1.01%
S&P Global, Inc.
5.900%, 11/15/2017	1,525,000	1,611,747
Metals & Mining - 6.40%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
8.500%, 12/15/2019	3,097,000	1,369,215
Royal Gold, Inc.
2.875%, 6/15/2019	2,890,000	3,092,300
Thompson Creek Metals Co., Inc.
9.750%, 12/1/2017	5,760,000	5,760,000
		10,221,515
Oil, Gas & Consumable Fuels - 12.54%
Anadarko Petroleum Corp.
6.375%, 9/15/2017	3,105,000	3,268,162
BP Capital Markets Plc
3.506%, 3/17/2025	3,375,000	3,552,876

Chesapeake Energy Corp.
6.625%, 8/15/2020	7,860,000	5,521,650
Kinder Morgan, Inc.
7.000%, 6/15/2017	1,610,000	1,676,699
4.300%, 6/1/2025	1,921,000	1,966,950
Occidental Petroleum Corp.
3.500%, 6/15/2025	1,705,000	1,801,714
Range Resources Corp.
5.000%, 3/15/2023	2,400,000	2,250,000
		20,038,051
Pharmaceutical - 2.56%
Valeant Pharmaceuticals International, Inc.
6.750%, 8/15/2018 (Acquired 09/03/13 through 11/05/15, Cost $4,193,560) (a)	4,235,000	4,097,363
Retail - 2.23%
Marks & Spencer Plc
7.125%, 12/1/2037 (Acquired 10/20/10 through 01/04/12, Cost $3,064,407) (a)(c)	2,975,000	3,554,589
Telecommunications - 3.47%
Sprint Communications, Inc.
9.000%, 11/15/2018 (Acquired 11/24/15, Cost $2,434,790) (a)	2,290,000	2,438,850
Telecom Italia Capital SA
6.999%, 6/4/2018	840,000	909,300
Telefonica Emisiones SAU
6.221%, 7/3/2017	575,000	600,329
5.462%, 2/16/2021	1,390,000	1,585,844
		5,534,323
TOTAL CORPORATE BONDS (Cost $101,391,528)		$103,252,952

REPURCHASE AGREEMENTS - 2.72%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/16), due 07/01/16, 0.01%
[Collateralized by $4,355,000 US Treasury Note, 1.375%, 08/31/20,
(Market Value $4,442,100)] (proceeds $4,350,321)	$4,350,320	$4,350,320
TOTAL REPURCHASE AGREEMENTS (Cost $4,350,320)		$4,350,320

Total Investments (Cost $154,753,409) - 99.22%		$158,505,559
Other Assets in Excess of Liabilites - 0.78%		1,248,545
TOTAL NET ASSETS - 100.00%		$159,754,104

Percentages are stated as a percent of net assets.

(a)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $25,058,829 which represents 15.69% of the Fund's net assets.

(b)	In default.
(c)	These securities have limited liquidity and represent $8,642,854 or 5.41% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of Investments.
(d)	Non-income producing security.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
June 30, 2016 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2016 for the Brandes International Equity Fund ("International Equity Fund"), Brandes Global Equity Fund ("Global Equity Fund"), Brandes Global Equity Income Fund ("Global Equity Income Fund"), Brandes Global Opportunities Value Fund ("Global Opportunities Value Fund"), Brandes Emerging Markets Value Fund ("Emerging Markets Value Fund"), Brandes International Small Cap Equity Fund ("International Small Cap Equity Fund"),  Brandes Core Plus Fixed Income Fund ("Core Plus Fixed Income Fund"), Brandes Credit Focus Yield Fund ("Credit Focus Yield Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

	International Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Opportunities Value Fund	Emerging Markets Value Fund	International Small Cap Equity Fund	Core Plus Fixed Income Fund	Credit Focus Yield Fund	SMART Fund
Cost of Investments	$737,063,885	$53,397,355	$906,169	$4,496,597	$1,281,496,523	$1,277,362,563	$88,556,103	$29,890,088	$154,753,409
Gross unrealized appreciation	$20,788,048	$4,575,795	$38,738	$368,521	$46,047,888	$62,143,794	$3,208,650	$873,048	$8,068,142
Gross unrealized depreciation	(132,200,416)	(6,397,649)	(39,607)	(353,809)	(258,361,492)	(101,260,305)	(847,641)	(677,696)	(4,315,992)
Net unrealized appreciation/(depreciation)	$(111,412,368)	$(1,821,854)	$(869)	$14,712	$(212,313,604)	$(39,116,511)	$2,361,009	$195,352	$3,752,150

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds' fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2)	Significant Accounting Policies

The Trust has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
 • Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.  As of June 30, 2016, the International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Core Plus Fixed Income Fund, Credit Focus Yield Fund and SMART Fund had securities with market values of $525,419,316, $27,543,086, $441,691, $2,386,731, $536,317,205, $711,885,389, $0, $0 and $0 that represent 81.65%, 53.93%, 53.68%, 48.72%, 49.96%, 57.09%, 0.00%, 0.00% and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2016 include conversion value, correlation to similar securities and financial statement analysis.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2016, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
International Equity Fund
Common Stocks
Consumer Discretionary	$ -	$ 85,838,541	$ -	$ 85,838,541
Consumer Staples	-	52,525,805	-	52,525,805
Energy	13,439,839	62,980,457	-	76,420,296
Financials	7,771,488	102,045,449	-	109,816,937
Health Care	-	85,463,482	-	85,463,482
Industrials	9,987,812	33,886,159	-	43,873,971
Information Technology	-	26,646,430	-	26,646,430
Materials	12,886,555	17,352,993		30,239,548
Telecommunication Services	5,654,176	31,509,902	-	37,164,078
Utilities	-	19,482,545	-	19,482,545
Total Common Stocks	49,739,870	517,731,763	-	567,471,633
Preferred Stocks
Energy	2,382,751	7,687,553	-	10,070,304
Telecommunication Services	11,276,130	-	-	11,276,130
Total Preferred Stocks	13,658,881	7,687,553	-	21,346,434
Repurchase Agreement	-	36,833,450	-	36,833,450
Total Investments in Securities	$ 63,398,751	$ 562,252,766	$ -	$ 625,651,517

Global Equity Fund
Common Stocks
Consumer Discretionary	$ -	$ 5,887,667	$ -	$ 5,887,667
Consumer Staples	494,528	2,929,011	-	3,423,539
Energy	1,492,626	4,114,449	-	5,607,075
Financials	7,285,475	3,842,455	-	11,127,930
Health Care	3,474,956	4,442,393	-	7,917,349
Industrials	1,827,073	1,137,007	-	2,964,080
Information Technology	3,386,950	2,853,894	-	6,240,844
Materials	-	512,697	-	512,697
Telecommunication Services	1,116,979	1,327,618	-	2,444,597
Utilities	548,745	998,295	-	1,547,040
Total Common Stocks	19,627,332	28,045,486	-	47,672,818
Corporate Bonds	-	530,535	-	530,535
Repurchase Agreements	-	3,372,148	-	3,372,148
Total Investments in Securities	$ 19,627,332	$ 31,948,169	$ -	$ 51,575,501

Global Equity Income Fund
Common Stocks
Consumer Discretionary	$ -	$ 67,609	$ -	$ 67,609
Consumer Staples	29,091	81,636	-	110,727
Energy	17,821	88,449	-	106,270
Financials	51,312	46,263	-	97,575
Health Care	61,709	67,413	-	129,122
Industrials	21,751	22,870	-	44,621
Information Technology	43,275	29,901	-	73,176
Materials	-	8,885	-	8,885
Telecommunication Services	21,887	-	-	21,887
Utilities	40,576	21,695	-	62,271
Total Common Stocks	287,422	434,721	-	722,143
Preferred Stocks
Financials	62,527	-	-	62,527
Information Technology	-	13,411	-	13,411
Total Preferred Stocks	62,527	13,411	-	75,938
Repurchase Agreements	-	107,219	-	107,219
Total Investments in Securities	$ 349,949	$ 555,351	$ -	$ 905,300

Global Opportunities Value Fund
Common Stocks
Consumer Discretionary	$ 167,808	$ 408,916	$ -	$ 576,724
Consumer Staples	98,822	346,118	-	444,940
Energy	212,492	162,398	-	374,890
Financials	430,501	439,360	-	869,861
Health Care	40,957	120,905	-	161,862
Industrials	224,202	290,914	-	515,116
Information Technology	61,863	175,757	-	237,620
Materials	152,966	59,877	-	212,843
Telecommunication Services	154,896	171,287	-	326,183
Utilities	64,363	196,503	-	260,866
Total Common Stocks	1,608,870	2,372,035	-	3,980,905
Preferred Stocks
Consumer Discretionary	-	98,955	-	98,955
Consumer Staples	59,465	-	-	59,465
Energy	5,636	45,041	-	50,677
Financials	66,793	-	-	66,793
Health Care	-	33,147	-	33,147
Total Preferred Stocks	131,894	177,143	-	309,037
Real Estate Investment Trusts	115,187	-	-	115,187
Corporate Bonds	-	106,180		106,180
Total Investments in Securities	$ 1,855,951	$ 2,655,358	$ -	$ 4,511,309

Emerging Markets Value Fund
Common Stocks
Consumer Discretionary	$ 65,994,527	$ 167,509,055	$ 7,516,822	$ 241,020,404
Consumer Staples	26,033,580	-	-	26,033,580
Energy	41,732,119	-	-	41,732,119
Financials	61,684,234	151,894,383	-	213,578,617
Health Care	-	-	-	-
Industrials	56,260,992	-	-	56,260,992
Information Technology	-	33,316,321	-	33,316,321
Materials	56,792,160	22,746,257	-	79,538,417
Telecommunication Services	21,418,909	76,153,631	-	97,572,540
Utilities	18,772,234	19,612,150	-	38,384,384
Total Common Stocks	348,688,755	471,231,797	7,516,822	827,437,374
Preferred Stocks
Consumer Discretionary	-	22,891,218	-	22,891,218
Consumer Staples	34,686,576	-	-	34,686,576
Energy	28,174,059	6,617,117	-	34,791,176
Financials	11,552,586	-	-	11,552,586
Telecommunication Services	13,431,034	-	-	13,431,034
Utilities	17,674,943	-	-	17,674,943
Total Preferred Stocks	105,519,198	29,508,335	-	135,027,533
Real Estate Investment Trusts	36,831,650	35,577,073	-	72,408,723
Corporate Bonds	-	70,678	-	70,678
Repurchase Agreement	-	34,238,611	-	34,238,611
Total Investments in Securities	$ 491,039,603	$ 570,626,494	$ 7,516,822	$ 1,069,182,919

International Small Cap Equity Fund
Common Stocks
Consumer Discretionary	$ 73,175,966	$ 171,575,879	$ 9,798,006	$ 254,549,851
Consumer Staples	54,647,094	96,636,442	-	151,283,536
Financials	13,083,067	69,010,123	-	82,093,190
Health Care	18,017,793	21,855,705	-	39,873,498
Industrials	40,100,192	153,012,168	-	193,112,360
Information Technology	15,663,411	52,905,477	-	68,568,888
Materials	59,811,756	10,152,195	-	69,963,951
Telecommunication Services	-	48,012,555	-	48,012,555
Utilities	17,080,578	63,113,988	-	80,194,566
Total Common Stocks	291,579,857	686,274,532	9,798,006	987,652,395
Preferred Stocks
Health Care	-	10,224,224	-	10,224,224
Utilities	16,887,441	-	-	16,887,441
Total Preferred Stocks	16,887,441	10,224,224	-	27,111,665
Real Estate Investment Trusts	23,698,449	21,879,876	-	45,578,325
Corporate Bonds & Notes
Consumer Discretionary	-	25,133	3,787,099	3,812,232
Total Corporate Bonds & Notes	-	25,133	3,787,099	3,812,232
Repurchase Agreements	-	174,091,435	-	174,091,435
Total Investments in Securities	$ 332,165,747	$ 892,495,200	$ 13,585,105	$ 1,238,246,052

Core Plus Fixed Income Fund
	Preferred Stocks	$ -	$ 981,300	$ -	$ 981,300
	Asset Backed Securities	-	1,820,723	-	1,820,723
	Corporate Bonds	-	26,794,093		26,794,093
	Government Securities	-	52,867,720	-	52,867,720
	Mortgage Backed Securities	-	5,384,266	-	5,384,266
	Repurchase Agreements	-	3,069,010	-	3,069,010
	Total Investments in Securities	$ -	$ 90,917,112	$ -	$ 90,917,112

Credit Focus Yield Fund
	Preferred Stocks	$ -	$ 618,423	$ -	$ 618,423
	Asset Backed Securities	-	781,385	-	781,385
	Corporate Bonds	-	17,460,797	-	17,460,797
	Government Securities	-	10,298,545	-	10,298,545
	Repurchase Agreements	-	926,290	-	926,290
	Total Investments in Securities	$ -	$ 30,085,440	$ -	$ 30,085,440

SMART Fund
	Preferred Stocks	$ -	$ 5,079,250	$ -	$ 5,079,250
	Asset Backed Securities	-	6,721,816	-	6,721,816
	Corporate Bonds	-	103,252,952	-	103,252,952
	Government Securities	-	33,027,777	-	33,027,777
	Mortgage Backed Securities	-	6,073,444	-	6,073,444
	Repurchase Agreements	-	4,350,320	-	4,350,320
	Total Investments in Securities	$ -	$ 158,505,559	$ -	$ 158,505,559

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting periods:

	International Equity Fund	Global Opportunities Value Fund	Emerging Markets Value Fund	International Small Cap Equity Fund

Transfers into Level 1	$2,149,712	$35,012	$11,273,630	$33,598,862
Transfers out of Level 1	-	-	(23,724,848)	(17,514,057)
Net Transfers in/(out) of Level 1	$2,149,712	$35,012	$(12,451,218)	$16,084,805

Transfers into Level 2	$-	$-	$23,724,848	$17,514,057
Transfers out of Level 2	(2,149,712)	(35,012)	(11,273,630)	(33,598,862)
Net Transfers in/(out) of Level 2	$(2,149,712)	$(35,012)	$12,451,218	$(16,084,805)

There were no transfers into or out of Levels 1 or 2 during the period presented for the Global Equity Fund, Global Equity Income Fund, Core Plus Fixed Income Fund, Credit Focus Yield Fund or SMART Fund.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on June 30, 2016.  The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued as a result of trading on a stock exchange on June 30, 2016.

There were no Level 3 securities in the International Equity, Global Equity, Global Equity Income, Global Opportunities Value, Core Plus Fixed Income, Credit Focus Yield and SMART Funds at the beginning or during the periods presented.  Below is a reconciliation that details the activity of securities in Level 3 in the Emerging Markets Value Fund and International Small Cap Equity Fund during the period ended June 30, 2016:

	Emerging Markets Value Fund	International Small Cap Equity Fund
Beginning Balance - October 1, 2015	$202,424	$90,054
Purchases	6,917,254	13,578,849
Sales	-	-
Transfers in to level 3	-	-
Transfers out of level 3	-	-
Realized gains/(losses), net	-	-
Change in unrealized gains/(losses)	397,144	(83,798)
Ending Balance - June 30, 2016	$7,516,822	$13,585,105

The following table presents information about unobservable inputs related to the Trust’s categories of Level 3 investments as of June 30, 2016.

Investment Type	Fair Value at 6/30/16	Valuation Methodology	Unobservable Inputs	Input Value/Range
Common Stock Certificate	$17,299,587	Valuation based on financial information from company	Financial statement analysis Restructuring plan	N/	A
Common Stock	$15,241	Valuation based on financial information from company	Financial statement analysis Restructuring plan	N/	A
Promissory Note	$3,787,099	Intrinsic value	Conversion feature	N/	A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Common Stock & Common Stock Certificate

At regular intervals the above unobservable inputs are reviewed and compared to updated issuer information. The factors that were considered in determining the fair value of this security included consideration of the following: balance sheet figures (which include the most recent estimate of assets and liabilities), restructuring framework presented by the issuer and its dilutive impact on common equity, general market conditions and other information and analysis. If the financial condition of this company were to deteriorate the value of this common stock would be lower.

Promissory Note

At regular intervals the above unobservable inputs are reviewed and compared to updated issuer information. The factors that were considered in determining the fair value of this security included consideration of the following: issuer’s ordinary share stock price, promissory note’s embedded convertibility feature, general market conditions and other information and analysis.

3)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of June 30, 2016, the Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, Core Plus Fixed Income Fund, Credit Focus Yield Fund and SMART Fund did not have any securities on loan. The International Equity Fund, Global Equity Fund, and International Small Cap Equity Fund had market values of $8,635,000, $403,929, and $33,074 and received non-cash collateral for the loans of $9,049,928, $414,207, $34,045. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund's Schedule of Investments.

4)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian.  To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.  At June 30, 2016, the Funds ongoing exposure to the economic return on repurchase agreements is shown on the Schedule of Investments.

5)	Transactions with Affiliates

The following issuer was affiliated with the International Small Cap Equity Fund, as the International Small Cap Equity Fund held 5% or more of the outstanding voting securities of the issuer during the period October 1, 2015 through June 30, 2016.  As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

Issuer Name	Share Balance At October 1, 2015	Additions	Reductions	Share Balance At June 30, 2016	Dividend Income	Value At June 30, 2016
De La Rue Plc	2,846,805	2,247,468	-	5,094,273	$1,691,062	$34,783,013
Dorel Industries, Inc.	1,126,790	407,493	-	1,534,283	1,252,391	40,828,708
Micronas Semiconductor Holding AG(1)	1,895,559	-	1,895,559	-	-	-
Samchully Co. Ltd.	208,685	-	-	208,685	446,061	19,245,791
					$3,389,514	$94,857,512

(1) Issuer was not an affiliate as of June 30, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)*  /s/ Jeff Busby
                                              Jeff Busby, President

Date  August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Busby
                                              Jeff Busby, President

Date  August 29, 2016

By (Signature and Title)* /s/ Gary Iwamura
                                              Gary Iwamura, Treasurer/Principal Financial Officer

Date  August 29, 2016

* Print the name and title of each signing officer under his or her signature.